Derivative Liability and Expense (Tables)	12 Months Ended
Mar. 31, 2021
Derivative Liability [Abstract]
Schedule of Derivative Liability Assumptions

The Company used the following assumptions for determining the fair value of the conversion feature in the RDCN referenced in Note 9 to these consolidated financial statements, under the binomial pricing model at June 15, 2020, September 30, 2020, and October 26, 2020, the issuance, balance sheet, and conversion dates, respectively:

	June 15, 2020	September 30, 2020	October 26, 2020
Stock price on valuation date	$1.68	$1.60	$6.56
Conversion price	$1.12	$1.12	$1.12
Days to maturity	273	166	140
Weighted-average volatility*	367%	327%	197%
Risk-free rate	.18%	.12%	.11%

Schedule of Derivative Liability

The Company recorded derivative liability transactions during the year ended March 31, 2021 as follows:

Convertible note embedded derivative liability
Balance at March 31, 2020	$-0-

Initial recognition of derivative liability	526,800

Change in fair value	21,400

Balance at June 30, 2020	548,200

Change in fair value	389,300

Balance at September 30, 2020	937,500

Change in fair value	970,600

Balance at October 26, 2020	1,908,100

Conversion of note on October 26,2020	(1,908,100)

Balance at March 31, 2021	$-0-